SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2013
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
10.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	December 31, 2013	December 31, 2013	December 31, 2012

Cash paid during the period for:
Interest	$203,685	$11,053	$5,270
Income taxes	$—	$—	$—

There were no significant non-cash transactions during the year ended December 31, 2013, nor during the year ended December 31, 2012.